CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Operating Activities:
Net income (loss)	$ (11,209)	$ 1,735	$ 22,914
Net income from discontinued operations	(14,531)	(13,815)	(12,744)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	48,045	40,323	29,185
Share-based compensation expense	5,012	7,748	7,407
Change in fair value of contingent consideration	(3,878)	1,274	3,607
Loss on disposal of assets	405
Deferred income taxes	(917)	(27,709)	27,485
Net pension cost (benefit)	(1,046)	1,102	(3,224)
Excess tax benefits from equity incentive plans	(35)	3	33
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(45,443)	(184)	9,961
Inventories	(18,867)	(62)	(21,669)
Prepaid expenses and other current assets	7,286	4,494	(14,942)
Long-term capitalized contract costs	8,911	7,635	3,192
Accounts payable and other current liabilities	13,389	25,613	33,338
Customer advances	7,383	(24,908)	(10,337)
Income taxes	8,240	(5,519)	8,847
Other items, net	(5,756)	6,294	(1,805)
NET CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	(3,011)	24,024	81,248
NET CASH PROVIDED BY OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS	27,747	20,578	8,441
NET CASH PROVIDED BY OPERATING ACTIVITIES	24,736	44,602	89,689
Investing Activities:
Acquisition of businesses, net of cash acquired	(16,830)	(243,459)	(92,178)
Purchases of marketable securities	(19,121)	(28,470)	(58,855)
Proceeds from sales or maturities of marketable securities	31,868	43,456	51,173
Purchases of property, plant and equipment	(36,916)	(32,093)	(22,164)
Purchase of non-marketable debt and equity securities	(2,700)
Purchases of other assets			(2,993)
NET CASH USED IN INVESTING ACTIVITIES FROM CONTINUING OPERATIONS	(43,699)	(260,566)	(125,017)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES FROM DISCONTINUED OPERATIONS	1,217		(38)
NET CASH USED IN INVESTING ACTIVITIES	(42,482)	(260,566)	(125,055)
Financing Activities:
Proceeds from short-term borrowings	130,780	288,900	111,300
Principal payments on short-term borrowings	(315,780)	(108,900)	(51,300)
Proceeds from long-term borrowings		75,000	25,000
Principal payments on long-term debt	(978)	(494)	(537)
Deferred financing fees		(3,647)
Stock issued under employee stock purchase plan	2,234
Purchase of common stock	(2,444)	(1,563)	(2,652)
Dividends paid	(7,341)	(7,285)	(7,256)
Excess tax benefits from equity incentive plans	35	(3)	(33)
Contingent consideration payments related to acquisitions of businesses	(2,625)	(2,479)
Purchase of noncontrolling interest			(1,029)
Net change in restricted cash	66,293	(6,403)	(189)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(129,826)	233,126	73,304
Effect of exchange rates on cash	10,588	(38,511)	(10,950)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(136,984)	(21,349)	26,988
Cash and cash equivalents at the beginning of the period	197,127	218,476	191,488
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	60,143	197,127	218,476
MotionDSP
Supplemental disclosure of non-cash investing and financing activities:
Liability incurred to acquire, net	1,327
Vocality
Supplemental disclosure of non-cash investing and financing activities:
Liability incurred to acquire, net	$ 271
GATR
Supplemental disclosure of non-cash investing and financing activities:
Liability incurred to acquire, net		6,788
TeraLogics
Supplemental disclosure of non-cash investing and financing activities:
Liability incurred to acquire, net		4,998
H4 Global
Supplemental disclosure of non-cash investing and financing activities:
Liability incurred to acquire, net		$ 952
DTECH
Supplemental disclosure of non-cash investing and financing activities:
Liability incurred to acquire, net			$ 11,808